The JPM Pierpont Funds (formerly The Pierpont Funds)
Supplement dated February 28, 1997, as applicable to the following Prospectuses:
The JPM Pierpont Tax Exempt Money Market Fund, dated 12/27/96
The JPM Pierpont Tax Exempt Bond Fund, dated 12/27/96
The JPM Pierpont New York Total Return Bond Fund, dated 8/1/96
The JPM Pierpont Diversified Fund, dated 9/27/96
The JPM Pierpont Equity Fund, dated 9/27/96
The JPM Pierpont Capital Appreciation Fund, dated 9/27/96
The JPM Pierpont European Equity Fund, dated 9/11/96
The JPM Pierpont Japan Equity Fund, dated 9/11/96
The JPM Pierpont Asia Growth Fund, dated 9/11/96
(Supersedes all supplements dated prior to February 28, 1997)


1. Effective October 10, 1996, the name of the Trust changed to "The JPM Pierpont Funds," and each Fund's name changed accordingly.

2. The following footnote is inserted directly beneath the Shareholder Transaction Expense table with reference to Sales Load Imposed on Purchases in the Prospectuses for The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund:

* Certain eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

3. The following is inserted as the first column in the "Financial Highlights" table in the Prospectuses for each of the following Funds:

                                                     EQUITY FUND                    CAPITAL APPRECIATION FUND
                                              For the Six Months Ended              For the Six Months Ended
                                            NOVEMBER 30, 1996 (UNAUDITED)         NOVEMBER 30, 1996 (UNAUDITED)
    NET ASSET VALUE, BEGINNING
      OF PERIOD                                     $22.15                              $26.20
                                                    ------                              ------
    INCOME FROM INVESTMENT
      OPERATIONS:
    Net Investment Income                             0.11                                0.09
    Net Realized Gain (Loss) on
      Investment                                      2.20                                0.26
                                                      ----                                ----
      Total from Investment
        Operations                                    2.31                                0.35
                                                      ----                                ----
    LESS DISTRIBUTIONS TO
      SHAREHOLDERS FROM:
    Net Investment Income                            (0.09)                              (0.11)
    Net Realized Gain                                (1.45)                              (1.35)
                                                     ------                              ------
      Total Distributions to
        Shareholders                                 (1.54)                              (1.46)
                                                     ------                              ------
    NET ASSET VALUE, END OF
      PERIOD                                        $22.92                              $25.09
                                                    ======                              ======
    Total Return                                     11.46% (a)                           1.88% (a)
    RATIOS AND SUPPLEMENTAL
      DATA:
    Net Assets, End of Period (in
       thousands)                                    $362,242                           $216,639
    Ratios to Average Net Assets
      Expenses                                        0.82% (b)                           0.90% (b)
      Net Investment Income                           1.16% (b)                           0.74% (b)
      Decrease Reflected in Expense
        Ratio due to Expense                            ___                               0.12% (b)
        Reimbursement
 (a) Not Annualized.  (b) Annualized.

4. The last sentence of the second paragraph under the caption "Investment Objective and Policies" in the Prospectus for the Capital Appreciation Fund is replaced in its entirety as follows:

The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

5. The following sentence under "Management of the Trust and the Portfolios" is revised in the Prospectuses for The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

6. The portfolio manager biographies applicable to the Prospectus of the Capital Appreciation Fund are revised as follows:

The Capital Appreciation Fund: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of equity securities of small and medium sized U.S. companies); Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1992 as a portfolio manager of small and medium sized U.S. companies and an equity research analyst); and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996 previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993).

7. The following is added to the section entitled "Shareholder Servicing" in the Prospectuses for The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund as follows:

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

8. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund described in each Prospectus referenced below:

METHOD OF PURCHASE. Investors may open accounts with the Fund(s) only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as an investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

The Fund requires the minimum initial investment shown below and a minimum subsequent investment of $5,000.

FUND                                                     INITIAL INVESTMENT

The JPM Pierpont New York Total Return Bond Fund                   $100,000
The JPM Pierpont Equity Fund                                       $100,000
The JPM Pierpont Capital Appreciation Fund                         $100,000
The JPM Pierpont Diversified Fund                                  $100,000
The JPM Pierpont Japan Equity Fund                                 $100,000
The JPM Pierpont European Equity Fund                              $100,000
The JPM Pierpont Asia Growth Fund                                  $100,000

For investors who were shareholders of a JPM Pierpont Fund as of September 29, 1995, the minimum initial investment in any other JPM Pierpont Fund is $10,000. These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who are employees of the Advisor, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

9. The following is inserted at the end of the sub-section entitled "Eligible Institutions" under the "Purchase of Shares" section in the Prospectuses for The JPM Pierpont New York Total Return Bond Fund, The JPM Pierpont Diversified Fund, The JPM Pierpont Equity Fund, The JPM Pierpont Capital Appreciation Fund, The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund as follows:

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

10. Any reference to control persons under the caption "Organization" in the Prospectuses for The JPM Pierpont European Equity Fund, The JPM Pierpont Japan Equity Fund and The JPM Pierpont Asia Growth Fund is deleted.

11. The following sentence under the caption "Organization" is restated in each Prospectus referenced above as follows:

To date, shares of seventeen series have been authorized and are available for sale to the public.

12. The following is added under the caption "Taxes" in each Prospectus referenced above:

In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.
                                       5
JPMPPSU-972